ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accrued Liabilities - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Accrued Liabilities [Abstract]
Accounts payable to vendors	$ 27,333	$ 95,444	$ 69,938
Payroll taxes payable	29,082	24,727	11,092
Accrued salaries and bonuses	402,556	320,667	59,500
Accrued interest on note payable to related party	$ 22,887	11,872	0
Accrued severance compensation to former CEO		0	250,000
		$ 452,710	$ 390,530